COMMITMENTS AND CONTINGENCIES - Narrative (Details)				12 Months Ended
	Dec. 08, 2021 USD ($) shares	Dec. 01, 2021 USD ($) period	Jun. 13, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Nov. 28, 2021 $ / shares
Loss Contingencies [Line Items]
Operating lease rent expense				$ 3,323,677	$ 3,202,308	$ 3,004,423
Loss contingency, estimate of possible loss				1,399,000	$ 1,399,000		$ 1,399,000
Service agreements, term (years)			5 years
Number of shares issued (in shares) | shares	3,250,000		3,250,000
Share price (in dollars per share) | $ / shares			$ 10.00					$ 7.00
Amount due	$ 15,000,000
Palantir Technologies Inc
Loss Contingencies [Line Items]
Master Subscription Agreement, contractual amount	$ 20,000,000		$ 20,000,000
Service agreements, term (years)			5 years
Prepayment of Master Subscription Agreement				$ 4,000,000			15,000,000
Google LLC | Google Cloud Platform
Loss Contingencies [Line Items]
Number of commitment periods		3		3
Term of other commitment		12 months		12 months
Commitment first year		$ 2,000,000		$ 2,000,000			2,800,000
Commitment second year		4,500,000
Commitment third year		$ 8,500,000
Other commitment				$ 15,000,000			$ 14,360,000
Private Placement | Palantir Technologies Inc | Common Class A
Loss Contingencies [Line Items]
Number of shares issued (in shares) | shares			2,000,000
Share price (in dollars per share) | $ / shares			$ 10.00
Aggregate consideration			$ 20,000,000